UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                  August 13, 2007
------------------------        -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Alps Advisers, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: One

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

                                          ALPS ADVISERS, INC.
                                       2

Matrix Asset Advisors, Inc.
FORM 13F
30-Jun-07

                              TITLE OF                    VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP         (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------       --------   ---------       --------  --------- ---  ----  -------  --------  -------- -------- -------
3M Company                    COM        88579y101         52389     603624  SH         Sole      126500     477124
AT&T Inc.                     COM        00206r102           363       8753  SH         Sole                   8753
American International
 Group I                      COM        026874107         56288     803776  SH         Sole      153000     650776
Analog Devices                COM        032654105         17552     466306  SH         Sole       90800     375506
BP PLC - ADR                  COM        055622104           328       4544  SH         Sole                   4544
Bank of America Corp.         COM        060505104         51530    1054000  SH         Sole      208000     846000
Bank of New York              COM        064057102         13937     336325  SH         Sole       68100     268225
Belvedere Resources,
 Ltd.                         COM        080903107            25      10000  SH         Sole                  10000
Boston Scientific             COM        101137107         36746    2395407  SH         Sole      430000    1965407
CVS Caremark Corp.            COM        126650100           253       6950  SH         Sole                   6950
Calpine Corporation           COM        131347106            37      10000  SH         Sole                  10000
Chevron Corp.                 COM        166764100         56408     669613  SH         Sole      140500     529113
China Direct Trading
 Corp.                        COM        16938E102             1      48775  SH         Sole                  48775
Chubb Corp.                   COM        171232101           240       4428  SH         Sole                   4428
Cisco Systems Inc             COM        17275R102         55606    1996609  SH         Sole      399000    1597609
Citigroup                     COM        172967101         54335    1059371  SH         Sole      200000     859371
Coca Cola                     COM        191216100          1306      24966  SH         Sole                  24966
Comcast Corp - CL A           COM        200300101           224       7969  SH         Sole                   7969
Comcast Corp. - Special
 Class                        COM        20030N200         49190    1759294  SH         Sole      353000    1406294
ConocoPhillips                COM        20825c104         52845     673183  SH         Sole      143000     530183
Covidien Ltd - W/I            COM        G2552X108         29881     693290  SH         Sole      147000     546290
Dell Inc                      COM        24702r101         19399     679489  SH         Sole      140000     539489
Devon Energy Co.              COM        25179m103         17545     224097  SH         Sole       52000     172097
Dollar General                COM        256669102         47285    2157161  SH         Sole      347000    1810161
Enviornmental Energy
 Service                      COM        29406q101             1      10000  SH         Sole                  10000
Exxon Mobil Corporation       COM        30231g102          7414      88388  SH         Sole                  88388
First Data Corp.              COM        319963104         59880    1832865  SH         Sole      356000    1476865
First Place Financial
 Corp.                        COM        33610t109           523      24749  SH         Sole                  24749
Gap Inc.                      COM        364760108         49923    2613757  SH         Sole      512000    2101757
General Electric Co.          COM        369604103         61935    1617945  SH         Sole      312000    1305945
Intel Corporation             COM        458140100         51491    2168959  SH         Sole      385000    1783959
J. P. Morgan Chase &
 Co.                          COM        46625H100         43744     902863  SH         Sole      181000     721863
Johnson & Johnson             COM        478160104         42658     692279  SH         Sole      135000     557279
Merck & Co., Inc.             COM        589331107           806      16179  SH         Sole                  16179
Merrill Lynch & Co.           COM        590188108         19390     231993  SH         Sole       47300     184693
Microsoft Corporation         COM        594918104         56293    1910186  SH         Sole      390000    1520186
Morgan Stanley                COM        617446448         51660     615876  SH         Sole      126300     489576
Novellus Systems              COM        670008101         13513     476296  SH         Sole       74800     401496
Pfizer, Inc.                  COM        717081103         50174    1962236  SH         Sole      385000    1577236
Progressive Corp.             COM        743315103         32582    1361564  SH         Sole      271000    1090564
Royal Dutch Shell PLC
 ADR - A                      COM        780259206           292       3600  SH         Sole                   3600
Sky Financial Group Inc.      COM        83080p103           317      11361  SH         Sole                  11361
Staples, Inc.                 COM        855030102         27638    1164665  SH         Sole      249000     915665
Symantec Corp.                COM        871503108         21362    1057527  SH         Sole      205200     852327
Teva Pharma Inds ADR          COM        881624209         55153    1337039  SH         Sole      283000    1054039
Time Warner Inc               COM        887317105         59797    2842062  SH         Sole      582000    2260062
Triangle MultiMedia
 Inc.                         COM        895891109             0    1000000  SH         Sole                1000000
Tyco International LTD.       COM        G9143X208         65406    1935672  SH         Sole      373000    1562672
Verizon Communications        COM        92343v104           377       9167  SH         Sole                   9167
Wachovia Corp.                COM        929903102           463       9030  SH         Sole                   9030
Wal-Mart Stores, Inc.         COM        931142103         57909    1203688  SH         Sole      239000     964688
Wells Fargo Company           COM        949746101          1079      30686  SH         Sole                  30686
Western Union                 COM        959802109         53997    2592267  SH         Sole      513000    2079267
Wyeth                         COM        983024100         52051     907762  SH         Sole      185000     722762
E-Kong Group Ltd.                        G2952Q109             2      12500  SH         Sole                  12500
Prism Support Hldgs LLC                  3030551               0     250000  SH         Sole                 250000
OceanBoy Farms Inc.                      674990528             0     124995  SH         Sole                 124995
REPORT SUMMARY                        58 DATA RECORDS    1551543   46716086                      8802500   37913586
                                                                                    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                      ALPS Advisers, Inc.
                                                                                      028-12230